SECURED PROMISSORY NOTE	12 Months Ended
Dec. 31, 2022
Secured Promissory Note
SECURED PROMISSORY NOTE

NOTE 10. SECURED PROMISSORY NOTE

Global Ichiban Secured Promissory Notes

As of January 1, 2021, the Company had an outstanding secured convertible promissory notes issued to Global Ichiban Limited (“Global”) with a principal amount of $5,800,000 (“GI Note”) and remaining discount of $394,363. Principal on the GI Note, if not converted, would be payable in a lump sum on September 30, 2022. The GI Note does not bear any accrued interest but bears a default interest rate of 18% in the event of a default. The GI Note is secured by a lien on substantially all of the Company’s assets pursuant to the Security Agreement dated November 30, 2017 (the “Security Agreement”) entered into between the Company and Global. On March 9, 2021, the Company entered into a settlement agreement (“Settlement”) with Global. Pursuant to the Settlement, the Company issued 33,600 shares of Common Stock of the Company to Global in exchange for the cancellation of the remaining GI Note of $5,800,000.

The conversion option associated with the GI Note was deemed to include an embedded derivative that required bifurcation and separate accounting under ASC Topic 815, Derivative and Hedging. As such, the Company ascertained the value of the conversion option as if separate from the convertible issuance and recorded that value as a derivative liability. The fair value measurements rely primarily on Company-specific inputs and the Company’s own assumptions. With the absence of observable inputs, the Company determined these recurring fair value measurements reside primarily within Level 3 of the fair value hierarchy. The derivative associated with the notes approximates management’s estimate of the fair value of the embedded derivative liability based on using a Monte Carlo simulation following a Geometric Brownian Motion.

Management assessed the fair value of this embedded derivative, as of January 1, 2021, using the following assumptions: annual volatility of 62%, and a dividend yield of 0%. As a result of the fair value assessment, the Company valued the derivative liability at $5,303,984 as of January 1, 2021.

On March 9, 2021, as a result of the Settlement, the entire GI Note was canceled and the Company recorded an aggregate net gain of $5,303,984 as “Change in fair value of derivatives and gain/loss on extinguishment of liabilities, net” in the Statement of Operations to properly reflect that the value of the embedded derivative had been eliminated.